Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 107	$ 1,821	$ 4,060
Accounts receivable, net	5,738	11,788	12,209
Notes and other receivables	419	362	1,340
Inventory	790	1,061	755
Prepaid licenses and maintenance contracts	5,746	13,321	7,509
Assets held for sale	23	23	772
Prepaid assets and other current assets	1,312	1,768	1,967
Total Current Assets	14,135	30,144	28,612
Prepaid licenses and maintenance contracts, non-current	2,958	5,169	6,586
Property and equipment, net	896	1,385	1,392
Software development costs, net	2,249	2,058	1,281
Intangible assets, net	13,597	17,691	17,161
Goodwill	636	9,028	13,166
Other assets	734	998	517
Total Assets	35,205	66,473	68,715
Current Liabilities
Accounts payable	27,778	23,027	9,320
Accrued liabilities	4,372	4,169	2,992
Deferred revenue	6,859	15,043	9,095
Short-term debt	3,519	6,887	9,417
Derivative liabilities	350
Liabilities held for sale	2,053	2,041	2,026
Total Current Liabilities	44,931	51,167	32,850
Long Term Liabilities
Deferred revenue, non-current	3,440	5,960	7,666
Long-term debt	2,081	4,047	1,226
Other liabilities	221	371	542
Acquisition liability - Integrio	997	1,648
Acquisition liability - LightMiner		567	3,475
Total Liabilities	51,670	63,760	45,759
Commitments and Contingencies
Stockholders' (Deficit) Equity
Preferred Stock - $0.001 par value; 5,000,000 shares authorized, 0 issued and outstanding as of September 30, 2017
Convertible Series 1 Preferred Stock - $1,000 stated value, 5,000,000 shares authorized; 0 issued and outstanding at September 30, 2017 and 2,250 issued and outstanding at December 31, 2016 Liquidation preference of $0 at September 30, 2017 and $2,250,000 at December 31, 2016.		1,340
Series 2 Convertible Preferred Stock - $1,000 stated value; 4,669 shares authorized; 0 issued and outstanding at September 30, 2017 and December 31, 2016 Liquidation preference of $0 at September 30, 2017 and December 31, 2016.
Common Stock - $0.001 par value; 50,000,000 shares authorized; 15,413,769 and 2,171,886 issued and 15,397,847 and 2,155,964 outstanding at September 30, 2017 and December 31, 2016, respectively	15	2	2
Additional paid-in capital	73,440	64,148	58,249
Treasury stock, at cost, 15,922 shares	(695)	(695)	(695)
Due from Sysorex Consulting Inc.	(666)	(666)	(666)
Accumulated other comprehensive income	37	52	31
Accumulated deficit (excluding $2,442 reclassified to additional paid in capital in quasi-reorganization)	(86,588)	(59,473)	(32,359)
Stockholders' (deficit) equity attributable to Inpixon	(14,457)	4,708	24,562
Non- controlling Interest	(2,008)	(1,995)	(1,606)
Total Stockholders' (Deficit) Equity	(16,465)	2,713	22,956
Total Liabilities and Stockholders' (Deficit) Equity	$ 35,205	$ 66,473	$ 68,715